Stock Based Compensation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Stock Based Compensation
21.	Stock Based Compensation

The Company’s stock based compensation consists of share purchase options (Note 20.2), restricted share units (Note 20.3) and performance share units (Note 21.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

21.1.	Performance Share Units (“PSUs”)

The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return to those achieved by various peer companies, the Philadelphia Gold and Silver Index and the price of silver and gold.

The PSUs accumulate dividend equivalents in the form of additional units based on the dividends paid on the Company’s common shares. Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

A continuity schedule of the Company’s PSU accrual from January 1, 2016 to December 31, 2017 is presented below:

PSU accrual liability

At January 1, 2016	$4,636

Reversal of previously accrued costs related to the anticipated fair value of the PSUs issued	(633)

PSUs paid	(2,901)

Foreign exchange adjustment	138

At December 31, 2016	$1,240

Accrual related to the anticipated fair value of the PSUs issued	140

Foreign exchange adjustment	50

At December 31, 2017	$1,430

Balance at December 31, 2017 comprised of:

Current liability	$-

Long-term liability	1,430

Balance at December 31, 2017	$1,430

During the year ended December 31, 2017, the Company issued 207,220 PSUs as compared to 232,000 PSUs during the comparable period of the previous year.

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) from January 1, 2016 to December 31, 2017 is presented below:

Number of PSUs Outstanding

At January 1, 2016	663,296

Granted	232,000

Dividend equivalent participation	7,586

Paid	(166,915)

Forfeited	(18,403)

At December 31, 2016	717,564

Granted	207,220

Dividend equivalent participation	10,304

Paid [1]	(275,439)

Forfeited	(3,050)

At December 31, 2017	656,599

1) The PSUs paid out during the year ended December 31, 2017 had a performance factor of 0% resulting in a cash disbursement of $Nil.